Schedule of Loans Payable (Details) (Parenthetical)						3 Months Ended
		Mar. 13, 2023 USD ($)	Feb. 01, 2023 USD ($)	Nov. 23, 2022 USD ($)	May 25, 2022 USD ($)	Mar. 31, 2023 USD ($)		Mar. 31, 2022 USD ($)	Mar. 13, 2023 TRY (₺)	Dec. 31, 2022 USD ($)		Nov. 23, 2022 TRY (₺)	May 25, 2022 TRY (₺)
IfrsStatementLineItems [Line Items]
Borrowings						$ 2,411,430				$ 166,555
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Interest rate						10.00%
Loan, maturity date						January and April 1, 2021
Principal payments								$ 1,516
Interest payments								1,113
Borrowings	[1]					$ 12,406				12,107
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Interest rate					45.33%	45.33%							45.33%
Loan, maturity date					May 23, 2024
Principal payments						$ 7,359
Interest payments						6,153
Principal amount					$ 91,961								₺ 1,500,000
Borrowings	[2]					$ 47,913				56,537
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Interest rate				3.5944%		3.5944%						3.5944%
Loan, maturity date		March 12, 2024		November 23, 2023
Principal payments						$ 26,447
Interest payments						2,997
Principal amount				$ 107,356								₺ 2,000,000
Borrowings	[3]					$ 69,477				97,911
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Interest rate			1.00%			1.00%
Loan, maturity date			April 1, 2024
Interest payments			$ 100,000
Principal amount			200,000
Borrowings			2,200,000			$ 2,177,418	[4]				[4]
Exit fee			$ 50,000
Accretion expense						$ 27,419
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Interest rate		37.67%				37.70%			37.67%
Principal payments
Interest payments						1,417
Principal amount		$ 105,386							₺ 2,000,000
Borrowings	[5]					$ 104,216

[1]	Loans bearing interest accrue at 10% per annum are all unsecured. The loans matured between January and April 1, 2021 and are now due on demand. During the three months ended March 31, 2023, the Company made principal payments of $Nil (2022 - $1,516) and $Nil (2022 - $1,113) in interest payments.
[2]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately US$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $7,359 (2022 - $nil) in principal payments and $6,153 (2022 - $nil) in interest payments.
[3]	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $26,447 (2022 - $nil) in principal payments and $2,997 (2022 - $nil) in interest payments.
[4]	On February 1, 2023, the Company entered into an agreement with to borrow $2,200,000. The loan was issued with a $200,000 discount and bears interest at a rate of 1% per month. The maturity date is April 1, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payment on the loan is $100,000. Upon repayment of the loan at any time, the Company has to pay an exit fee of $50,000. The minimum interest payment and exit fee have been recorded on the consolidated statement of comprehensive loss as finance costs. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. During the three months ended March 31, 2023, the Company recognized accretion expense of $27,419 (2022 - $nil). On April 26, 2023, the Company repaid the loan in its entirety, including the minimum interest and exit fee.
[5]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $Nil (2022 - $nil) in principal payments and $1,417 (2022 - $nil) in interest payments.